Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales:
Net sales	¥ 3,513,357	¥ 3,160,243	¥ 3,593,299
Long-lived assets:
Long-lived assets	1,438,987	1,463,538	1,552,010
Japan
Long-lived assets:
Long-lived assets	986,638	1,011,109	1,053,074
Americas
Long-lived assets:
Long-lived assets	152,137	133,648	148,669
Europe
Long-lived assets:
Long-lived assets	158,297	175,516	191,050
Asia and Oceania
Long-lived assets:
Long-lived assets	141,915	143,265	159,217
Japan
Net sales:
Net sales	830,378	806,305	872,534
America
Net sales:
Net sales	968,839	852,451	1,029,078
Europe
Net sales:
Net sales	894,898	795,616	882,480
Asia and Oceania
Net sales:
Net sales	¥ 819,242	¥ 705,871	¥ 809,207